COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)					9 Months Ended		12 Months Ended
	Oct. 14, 2024	Jul. 02, 2023	Feb. 01, 2022	Feb. 01, 2022	Sep. 30, 2025	Sep. 30, 2024	Dec. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Apr. 30, 2024	Mar. 31, 2024
Lessee, Lease, Description [Line Items]
Finance lease, weighted average discount rate									6.35%
Finance lease, weighted average remaining lease term (year)									6 months
Finance lease, right-of-use asset, after accumulated amortization					$ 144,000			$ 23,000	$ 177,000
Right-of-use asset obtained in exchange for finance lease liability					1.00
Operating lease, payments					339,000	$ 305,000	$ 418,000	383,000
Finance lease payments					$ 59,000	$ 38,000	60,000	$ 10,000
SynCardia Medical (Beijing) [Member]
Lessee, Lease, Description [Line Items]
General and administrative expense							$ 540,000
SynCardia Medical (Beijing) [Member] | Noncontrolling Owners [Member]
Lessee, Lease, Description [Line Items]
Payments to acquire interest in subsidiaries and affiliates		$ 2,850,000
Ownership percentage, noncontrolling owner		40.00%
SynCardia Medical (Beijing) [Member] | Picard Medical [Member]
Lessee, Lease, Description [Line Items]
Payments to acquire interest in subsidiaries and affiliates		$ 2,850,000
Ownership percentage, parent		60.00%
March 2024 office equipment financing lease [Member]
Lessee, Lease, Description [Line Items]
Finance lease, weighted average discount rate					6.27%				6.27%
Finance lease, weighted average remaining lease term (year)					1 year 6 months				2 years 3 months
Finance lease, right-of-use asset, after accumulated amortization											$ 177,000
April 2024 office equipment financing lease [Member]
Lessee, Lease, Description [Line Items]
Finance lease, weighted average discount rate					10.40%				10.40%
Finance lease, weighted average remaining lease term (year)					1 year 9 months				2 years 6 months
Finance lease, right-of-use asset, after accumulated amortization										$ 26,000
Tuscon Az Lease [Member]
Lessee, Lease, Description [Line Items]
Operating lease, renewed term, rent-free (month)			5 months 15 days	5 months 15 days
Operating lease, annual rent increase			2.50%	2.50%
Operating lease, weighted average discount rate					12.00%			12.00%	12.00%
Operating lease, weighted average remaining lease term (year)					1 year 2 months 15 days			3 years 18 days	1 year 11 months 12 days
Lessee, finance lease, term of contract (year)									12 months
October 2024 equipment financing lease [Member]
Lessee, Lease, Description [Line Items]
Lessee, finance lease, term of contract (year)	12 months
Right-of-use asset obtained in exchange for finance lease liability	$ 40,000
Lessee, finance lease, purchase option	$ 1.00